UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07737

The Purisima Funds
(Exact name of registrant as specified in charter)

13100 Skyline Blvd
Woodside, California 94062-4547
(Address of principal executive offices) (Zip code)

U.S. Bancorp Fund Services, LLC
2020 East Financial Way, Suite 100
Glendora, California 91741
(Name and address of agent for service)

(650) 851-7925
Registrant's telephone number, including area code

Date of fiscal year end: August 31

Date of reporting period: November 30, 2007

Schedule of Investments
November 30, 2007
Purisima Total Return

Shares or
Principal Value		Value
COMMON STOCKS - 97.9%
Argentina 0.1%
8,000	Tenaris SA - ADR	$377,440
Australia: 1.6%
103,900	BHP Billiton Ltd. - ADR	7,878,737
Brazil: 0.7%
5,500	Companhia Siderurgica Nacional SA - ADR	423,005
35,000	Companhia Vale do Rio Doce - ADR	1,210,300
7,800	Embraer-Empresa Brasileira de Aeronautica SA - ADR	339,924
6,300	Petroleo Brasileiro SA - ADR	606,690
2,000	Uniao de Bancos Brasileiros SA	299,440
30,600	Weg SA	413,246
		3,292,605
Britain: 6.5%
11,130	3i Group	248,961
13,003	Anglo American	878,451
25,000	Anglo Amern Plc - ADR	842,250
95,100	AstraZeneca Plc - ADR	4,505,838
14,500	BG Group Plc	303,475
8,500	BP Plc	103,105
79,200	Cadbury Schweppes Plc - ADR	4,084,344
88,250	GlaxoSmithKline Plc - ADR	4,649,010
80,000	Imagination Tech. (a)	179,276
14,300	International Power Plc	137,297
175,100	Invesco Plc - ADR	4,596,375
9,300	Kelda Group Plc	206,114
19,250	Man Group	220,045
23,150	Rio Tinto Plc - ADR	10,822,162
8,700	Schroders	239,500
39,300	Vodafone Group Plc	147,213
		32,163,416
Canada: 3.1%
64,100	Canadian Natural Resources Ltd.	4,196,627
89,900	Canadian Pacific Railway Ltd.	6,016,108
80,500	EnCana Corporation	5,252,625
		15,465,360
Chile: 0.1%
3,200	Banco De Chile - ADR	161,600
16,200	Enersis SA/Chile - ADR	283,014
		444,614
China: 0.3%
650	Baidu.com - ADR (a)	248,274
3,400	China Life Insurance Co. Ltd. - ADR	280,806
3,450	China Petroleum & Chemical Corporation - ADR	527,470
54,000	China Cosco Holdings	201,132
		1,257,682
Czech Republic: 0.0%
3,000	Cez AS	221,596
Denmark: 0.0%
3,900	Danske Bank AS	156,454
Finland: 0.0%
5,600	Konecranes Oyj	214,234
France: 4.4%
173,550	AXA - ADR	7,089,517
1,400	Bouygues SA	125,386
2,300	Dassault Systemes SA	134,962
700	Eramet	322,581
250,450	Groupe Danone - ADR	4,430,586

Shares or
Principal Value		Value
France: 4.4% (continued)
7,100	Publicis Groupe	$258,116
2,550	Technip SA	207,902
111,208	Total SA - ADR	8,998,951
900	Vallourec	254,496
5,300	Vivendi Universal SA	243,387
		22,065,884
Germany: 6.5%
3,300	ADIDAS-SALOMON AG	219,517
78,800	BASF AG - ADR	10,982,521
2,400	Celesio AG	138,758
1,000	DaimlerChrysler AG	101,748
93,000	E.ON AG - ADR	6,325,442
5,000	Rhoen Klinikum AG	157,048
500	Salzgitter AG	79,694
4,600	SAP AG	235,131
90,250	Siemens AG - ADR	13,697,243
2,400	Stada Arzneimittel	148,800
		32,085,902
Hong Kong: 2.9%
148,000	China Mobile Hong Kong Ltd. - ADR	13,565,680
3,450	CNOOC Ltd. - ADR	636,766
32,000	Weichai Power Co.	246,393
		14,448,839
India: 0.2%
2,400	HDFC Bank Ltd. - ADR	322,776
5,400	ICICI Bank Ltd. - ADR	326,754
9,000	Sterlite Inds India Ltd. - ADR (a)	236,700
		886,230
Indonesia: 0.4%
338,500	Bank Rakyat	281,782
726,400	Bumi Resources Tbk PT	440,525
38,500	International Nickel Indonesia Tbk PT	387,260
607,000	Medco Energi Internasional	349,819
9,400	Telekomunikasi Indonesia Tbk PT - ADR	407,302
		1,866,688
Israel: 0.0%
4,100	Teva Pharmaceutical Industries, Ltd. - ADR	182,983
Italy: 1.4%
6,000	Banco Popolare (a)	134,913
4,200	ENI SpA	149,739
126,532	Intesa Sanpaolo SpA - ADR	6,073,359
4,500	Italcementi	93,219
4,300	Luxottica Group SpA	143,428
7,800	Saipem SpA	313,803
		6,908,461
Japan: 12.6%
24,000	Aeon Co. Ltd.	365,891
90,000	Asics Corporation	1,292,715
14,100	Astellas Pharma Incorporated	626,864
30,000	Bridgestone Corporation	571,030
24,800	Canon, Inc.	1,296,747
65	Central Japan Railway Co.	684,426
111,000	Daiwa Securities Group, Inc.	1,112,847
128	East Japan Railway	1,057,499
8,200	Electric Power Development	295,928
14,900	Fanuc Ltd.	1,548,801
36,800	Fujitsu Limited - ADR	1,288,872
25,400	Hitachi Construction Machinery	907,510
139,000	Hitachi Metals	1,915,214
19,400	Hoya Corp. - ADR	675,087
8,000	Ibiden Co. Ltd.	628,538
120	Inpex Holdings, Inc.	1,220,357
50,000	Isetan Co. Ltd.	726,725

Shares or
Principal Value		Value
Japan: 12.6% (continued)
314,000	IHI Corporation	$714,953
9,200	Japan Petroleum Exploration Co.	721,163
67,000	JGC Corporation	1,236,107
22,000	Kao Corporation	665,257
140	KDDI Corporation	990,325
88,300	Kobe Steel Ltd. - ADR	1,444,800
11,400	Komatsu Ltd. - ADR	1,377,146
33,000	Kyushu Electric Power Co, Inc.	893,939
32,000	Makita Corporation	1,419,790
28,800	Matsushita Electric Industrial Co. Ltd. - ADR	585,792
34,875	Millea Holdings, Inc. - ADR	1,223,021
51,000	Mitsubishi Estate Co. Ltd.	1,363,182
158,000	Mitsubishi Heavy Industries Ltd.	760,743
42,000	Mitsubishi Corporation	1,201,998
170,000	Mitsubishi UFJ Financial Group, Inc. - ADR	1,664,300
3,360	Mitsui & Co. Ltd. - ADR	1,545,600
177,000	Mitsui Engineering & Shipbuilding Co. Ltd.	802,844
47,000	Mitsui Fudosan Co. Ltd.	1,201,278
82,000	Mitsui OSK Lines Ltd.	1,218,395
300	Mizuho Financial Group, Inc.	1,606,444
18,500	Modec, Inc.	612,699
120,000	Nippon Mining Holdings, Inc.	881,249
227,000	Nippon Steel Corporation	1,358,547
54,000	Nomura Holdings, Inc.	966,134
17,000	Olympus Corporation	694,596
11,400	ORIX Corporation - ADR	1,157,556
21,200	Seven & I Holdings Co. Ltd.	529,451
25,200	Shin-Etsu Chemical Co. Ltd.	1,490,024
15,000	Shiseido Co. Ltd.	358,412
4,800	SMC Corporation	553,805
28,500	Sony Corporation	1,541,511
68,000	Sumitomo Metal Mining Co. Ltd.	1,395,311
224,300	Sumitomo Mitsui Financial Group, Inc. - ADR	1,923,014
37,000	Sumitomo Realty & Development Co. Ltd.	1,115,511
47,000	Suzuki Motor Corporation	1,526,977
12,900	Terumo Corporation	652,459
13,400	Tokyo Electron Ltd.	821,257
20,500	Toray Industries, Inc. - ADR	1,655,894
120,000	Toshiba Corporation	974,126
36,000	Toyota Motor Corporation	2,021,689
2,200	Yahoo Japan Corporation	1,055,303
44,000	Yamato Transport Co. Ltd.	612,987
		62,750,640
Malaysia: 0.1%
52,200	Bumiputra-Commerce Holdings BHD	166,010
113,300	MMC Corporation	291,143
		457,153
Mexico: 0.4%
6,000	America Movil SA de CV - ADR	369,960
5,963	Cemex SA de CV - ADR (a)	170,601
5,100	Fomento Economico Mexicano SA de CV - ADR	165,240
68,700	Grupo Mexico SA de CV	481,199
7,500	Grupo Televisa SA - ADR	181,275
17,700	Industrias Penoles SA de CV	424,135
6,000	Wal-Mart De Mexico SA de CV - ADR	215,506
		2,007,916
Netherlands: 1.0%
2,850	Heineken NV	187,123
122,827	ING Groep NV - ADR	4,763,231

Shares or
Principal Value		Value
Netherlands: 1.0% (continued)
2,600	TNT NV	$106,465
		5,056,819
Norway: 0.2%
9,500	Aker Kvearner ASA	271,025
5,100	Norsk Hydro ASA	70,335
12,100	Orkla ASA-A Shs	218,681
3,700	Petroleum Geo - Services	106,057
4,397	Statoil ASA	142,690
		808,788
Philippines: 0.1%
7,500	Philippine Long Distance Telephone - ADR	544,725
Poland: 0.2%
1,900	Bank Pekao - GDR	209,000
1,300	Bre Bank SA (a)	260,848
2,800	KGHM Polska Miedz - GDR	257,880
9,300	Pkn Orlen -GDR (a)	395,994
		1,123,722
Portugal: 0.0%
16,700	Jeronimo Martins	134,128
Republic of Korea (South): 0.8%
10,000	Daewoo Securities	256,202
3,500	Daewoo Shipbuilding & Marine Engineering Co. - GDR	346,850
1,200	Daweoo Shipbuilding & Marine Engineering Co. - Spon GDR 144A	117,896
8,500	Hynix Semiconductor - GDS (a)	237,897
1,400	Hyundai Heavy Industries	714,324
1,400	Kookmin Bank - ADR	101,500
1,600	POSCO - ADR	252,592
250	Samsung Electronic	76,250
500	Samsung Electronics Ltd. - GDR	153,341
1,400	Samsung Fire & Marine Insurance Co.	348,043
3,000	Samsung Secs Co.	291,809
1,000	Shinhan Financial Group Co Ltd - ADR (a)	108,780
2,500	Sk Energy Co. Ltd. (a)	514,303
2,400	Woori Finance Holdings Co. Ltd. - ADR (a)	141,840
12,000	Woori Investment & Securities Co. Ltd.	312,653
		3,974,280
Russian Federation: 0.1%
1,400	OAO Gazprom - ADR	73,850
6,700	OAO Gazprom - Spon ADR	353,090
		426,940
South Africa: 0.1%
2,300	Anglo Platinum Ltd - ADR	328,535
5,500	Sasol Ltd. - ADR	277,970
		606,505
Spain: 2.9%
3,300	Banco Bilbao Vizcaya Argentaria SA	82,120
399,175	Banco Santander Central Hispano SA - ADR	8,550,328
57,400	Telefonica SA - ADR	5,778,458
		14,410,906
Sweden: 0.1%
4,500	Scania AB-B Shares	112,677
9,000	Volvo AB-B	153,522
		266,199
Switzerland: 3.4%
50,000	Abb Ltd. - ADR	1,469,000
3,100	Adecco SA	172,717
600	Affichage Holding	128,259
149,700	Credit Suisse Group - ADR	9,029,904
1,800	Julius Baer Holding Ag-reg	152,099
118,350	UBS AG	5,974,308
		16,926,287

Shares or
Principal Value		Value
Taiwan: 0.3%
76,179	Advanced Semiconductor Engr - ADR	$383,180
24,740	Hon Hai Precision - GDR	314,591
36,641	Siliconware Precision Inds Ltd. - ADR	350,655
34,200	Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	339,264
		1,387,690
United States: 47.4%
5,800	Advance Auto Parts	208,568
10,300	AGCO Corporation (a)	710,082
18,200	Alexandria Real Estate Equities, Inc.	1,787,786
61,950	Allegheny Technologies, Inc.	6,055,612
31,900	AMB Property Corporation	1,951,004
46,000	American Electric Power Co., Inc.	2,192,820
47,370	Ameriprise Financial, Inc.	2,780,145
138,650	Anadarko Petroleum Corporation	7,847,590
6,100	Apache Corporation	590,419
10,400	Archer-Daniels-Midland Co.	378,040
102,800	Autoliv, Inc.	6,003,520
89,000	Baker Hughes, Inc.	7,144,030
16,900	Bristol-Myers Squibb Co.	500,747
22,550	Camden Property Trust	1,186,355
95,600	Caterpillar, Inc.	6,873,640
96,300	Celgene Corporation (a)	5,927,265
69,300	Cigna Corporation	3,715,173
101,200	Cisco Systems, Inc. (a)	2,835,624
20,775	Citrix Systems, Inc. (a)	768,259
27,000	Comcast Corporation (a)	554,580
14,600	Commercial Metals Co.	451,286
94,500	ConocoPhillips	7,563,780
9,200	CSX Corporation	386,400
68,000	Devon Energy Corporation	5,631,080
41,950	Discover Financial Services	728,671
46,600	Edison International	2,608,668
276,050	EMC Corporation (a)	5,319,483
71,000	EOG Resources, Inc.	5,877,380
14,200	Essex Property Trust, Inc.	1,473,108
52,600	FedEx Corporation	5,179,522
35,550	FirstEnergy Corporation	2,437,308
80,100	Freeport-McMoRan Copper & Gold, Inc.	7,924,293
95,850	General Electric Co.	3,670,097
5,400	Genzyme Corporation (a)	404,622
44,525	Goldman Sachs Group, Inc.	10,091,146
52,100	Health Net, Inc. (a)	2,531,018
8,600	Helix Energy Solutions Group, Inc. (a)	349,074
103,300	Hewlett-Packard Co.	5,284,828
116,800	Honeywell International, Inc.	6,613,216
17,300	Host Marriott Corporation	331,987
125,700	Illinois Tool Works, Inc.	6,976,350
5,550	Invitrogen Corp. (a)	538,406
18,000	Janus Capital Group, Inc.	604,260
40,700	Johnson & Johnson	2,757,018
259,000	King Pharmaceuticals, Inc. (a)	2,742,810
112,075	KLA-Tencor Corporation	5,388,566
78,950	Lehman Brothers Holdings, Inc.	4,944,639
47,800	Lockheed Martin Corporation	5,290,026
10,800	MEMC Electronic Materials, Inc. (a)	837,864
108,800	Merck & Co., Inc.	6,458,368
93,600	Morgan Stanley	4,934,592
176,600	Motorola, Inc.	2,820,302
126,800	Occidental Petroleum Corporation	8,846,836
5,400	Oceaneering International, Inc. (a)	344,574

Shares or
Principal Value		Value
United States: 47.4% (continued)
231,000	Oracle Corporation (a)	$4,661,580
5,900	PNC Financial Services Group	431,939
52,800	PPL Corporation	2,690,688
36,225	Procter & Gamble Co.	2,680,650
20,418	Public Storage, Inc.	1,579,128
13,000	QUALCOMM, Inc.	530,140
12,600	Schering Plough Corporation	394,380
119,500	Schlumberger Ltd.	11,167,275
29,400	Sempra Energy	1,841,028
7,650	Sigma-Aldrich Corporation	402,773
5,275	Southern Copper Corporation	583,679
8,400	The Stanley Works	438,060
6,550	Terex Corporation (a)	422,148
181,300	Texas Instruments, Inc.	5,723,641
119,500	Tiffany & Co.	550,196
41,906	Transocean, Inc. (a)	5,753,280
10,700	Trinity Industries, Inc.	270,817
74,900	United Technologies Corporation	5,600,273
7,375	Valero Energy Corporation	479,891
11,900	Verizon Communications, Inc.	514,199
47,147	Windstream Corporation	610,554
5,500	XTO Energy, Inc.	340,010
		236,018,166

TOTAL COMMON STOCKS (Cost $348,713,717)		486,818,989

PREFERRED STOCKS - 0.5%
Brazil - 0.5%
7,200	Banco Bradesco S.A.	231,480
10,600	Banco Itau Holding Financeira SA	291,924
3,100	Companhia de Bebidas das Americas (AMBEV) - ADR	232,748
11,000	Companhia Energetica de Minas Gerais	230,450
24,400	Companhia Vale Do Rio Doce	705,892
12,900	Gerdau SA	362,619
21,000	Lojas Americanas SA	201,484
		2,256,597
Germany - 0.0%
2,900	Henkel KGAA	160,199

TOTAL PREFERRED STOCKS (Cost $2,185,461)		2,416,796

SHORT TERM INVESTMENTS - 1.3%
6,620,350	SEI Daily Income Trust Government Fund, 4.440% (b)	6,620,350

TOTAL SHORT TERM INVESTMENTS (Cost $6,620,350)		6,620,350

Total Investments (Cost $357,593,812) - 99.7%		495,856,135
Other Assets in Excess of Liabilities - 0.3%		1,488,788
TOTAL NET ASSETS - 100.0%		$497,344,923

ADR - American Depository Receipt
GDR - Global Depository Receipt
(a) Non-Income Producing
(b) Variable Rate

+ At November 30, 2007, the aggregate unrealized appreciation and depreciation of securities, based on their cost for federal income tax purposes, were as follows:

Cost of investments for tax purposes
Gross tax unrealized appreciation		$359,858,838
Gross tax unrealized depreciation		147,345,171
Net tax unrealized appreciation		(11,347,874)
		$135,997,297
* Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report.
Variable Rate

Schedule of Investments
November 30, 2007
Purisima All-Purpose Fund

Principal
Amount		Value
U.S. TREASURY OBLIGATIONS - 104.1%

United States Treasury Note/Bond - 86.9%
$25,000	2.625%, 05/15/2008	$24,934
U.S. Treasury Bills - 17.2%
5,000	3.892%, 04/17/2008
		4,941

TOTAL U.S. TREASURY OBLIGATIONS (Cost $24,926)		29,875

SHORT TERM INVESTMENTS - 43.8%

Investment Companies - 43.8%
$12,579	SEI Daily Income Trust Government Fund	12,579

TOTAL SHORT TERM INVESTMENTS (Cost $17,504)		12,579

Total Investments (Cost $42,430) - 147.9%		42,454
Liabilities in Excess of Other Assets - (47.9)%		(13,744)
TOTAL NET ASSETS - 100.0%		$28,710

+ At November 30, 2007, the aggregate unrealized appreciation and depreciation of securities, based on their cost for federal income tax purposes, were as follows:

Cost of investments for tax purposes		$42,454
Gross tax unrealized appreciation		-
Gross tax unrealized depreciation		-
Net tax unrealized appreciation		$-

* Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Purisima Funds

By  /s/ Kenneth L. Fisher
Kenneth L. Fisher, President

Date  January 28, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Kenneth L. Fisher
Kenneth L. Fisher, President

Date  January 28, 2008

By  /s/ Michael Ricks
    Michael Ricks, Treasurer

Date January 24, 2008